PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in $ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	33	6,170	2,476	6,591	9,602	2,872	27,744
Accumulated depreciation	—	(3,030)	(2,176)	(5,375)	(4,937)	—	(15,518)
Carrying value at January 1, 2021	33	3,140	300	1,216	4,665	2,872	12,226
Investments	—	27	457	1,206	952	8,097	10,739
Internal transfer - cost	—	(544)	3,097	7,977	(5,743)	(4,787)	—
Internal transfer - accumulated depreciation	—	408	61	(3,871)	3,402	—	—
Transfer to software - cost	—	—	—	—	(175)	—	(175)
Transfer to software - accumulated depreciation	—	—	—	—	78	—	78
Divestments	—	(2)	—	(20)	(131)	(5,447)	(5,600)
Depreciation charges	—	(455)	(86)	(2,004)	(680)	—	(3,225)
Depreciation of disinvestment	—	2	—	4	54	—	60
Currency translation - cost	(2)	(451)	(324)	(914)	(347)	(112)	(2,150)
Currency translation - accumulated depreciation	—	236	166	674	193	—	1,269
Movement 2021	(2)	(779)	3,371	3,052	(2,397)	(2,249)	996
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at December 31, 2021	31	2,361	3,671	4,268	2,268	623	13,222
Investments	—	54	15	797	504	6	1,376
Internal transfer - cost	—	—	42	380	170	(592)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Transfer to software - cost	—	—	—	—	—	—	—
Transfer to software - accumulated depreciation	—	—	—	—	—	—	—
Divestments	(29)	(214)	(107)	(6,422)	(27)	—	(6,799)
Impairment	—	(72)	(55)	(377)	(13)	—	(517)
Depreciation charges	—	(403)	(294)	(1,116)	(822)	—	(2,635)
Depreciation of disinvestment	—	214	107	6,097	27	—	6,445
Currency translation - cost	(2)	(309)	(319)	(940)	(101)	(31)	(1,702)
Currency translation - accumulated depreciation	—	162	114	676	50	—	1,002
Movement 2022	(31)	(568)	(497)	(905)	(212)	(617)	(2,830)
At cost	—	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	—	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at December 31, 2022	—	1,793	3,174	3,363	2,056	6	10,392
The Company had capital expenditures of $1.4 million and $10.7 million, mainly related to new machinery and equipment for the years ended December 31, 2022 and 2021.
For the years ended December 31, 2022 and 2021, depreciation charges on machinery and equipment of $1.0 million and $1.1 million have been charged to the value of inventories and an amount of $1.6 million and $2.1 million of the total depreciation costs for 2022 and 2021 have been charged to the statement of income. The divestments during 2022 mainly relate to fully depreciated assets which were disposed.
During 2021, the Company has assessed the assets in the “Other PPE” category and concluded that for some assets, having a carrying value of $2.3 million, better fit the characteristics of machinery and equipment, operational facilities or leasehold improvements. These assets have been reclassified to the corresponding categories.